ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accouts Receivable Payable From To Related Party Explanatory [Abstract]
Schedule of accounts receivable to related party [text block]
					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2019	2018
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	19,400	1,907
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	-	988
Foreign	Delta Air Lines Inc.	Shareholder	U.S.A.	USD	205	-
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	36	31
96.782.530-1	Inmobiliaria e Inversiones Asturias S.A.	Related director	Chile	CLP	1	-
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	-
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	CLP	1	5
	Total current assets				19,645	2,931

Schedule of accounts payable to related party [text block]
					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2019	2018
					ThUS$	ThUS$
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	53	365
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ARS	-	15
Foreign	Patagonia Seafarms INC	Related director	U.S.A.	USD	3	-
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brasil	BRL	-	2
	Total current liabilities				56	382